MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Letter to the Shareholders September 30, 1999 continued
                                                          Two World Trade Center
                                                        New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy, led by consumer demand, continued to experience robust growth during the six-month period ended September 30, 1999. In early 1999, higher materials prices and wage increases caused concern in the fixed-income markets that the Fed might begin to take back some of the liquidity provided during last year's crises. These concerns proved to be justified when, in two separate moves during the summer, the Fed raised the federal funds rate 50 basis points, to 5.25 percent. By the end of September long-term interest rates had returned to levels last seen in the spring of 1998.


MUNICIPAL MARKET OVERVIEW

In the wake of 1998's international economic difficulties, the financial markets have continued to experience volatility. Last year's flight-to-quality rally primarily benefited Treasuries. As global turmoil subsided and interest rates began to rise, Treasury yields increased more than municipal yields. Intermediate-term municipal bond yields rose 75 basis points, to 5.00 percent, during the first nine months of 1999. Over the same period Treasury yields rose more than 120 basis points to 5.88 percent.

The ratio of intermediate-term municipal yields to Treasury yields declined from 91 percent at the end of 1998 to 85 percent by the end of September. This ratio is a measure of relative performance that compares high-quality municipal yields to the benchmark 10-year Treasury yield. A declining ratio means municipals are outperforming Treasuries. Over the past five years the annual high ratio has averaged 89 percent, the annual low ratio 75 percent.

The municipal market's performance was also aided by a slowdown in the pace of underwriting. New-issue volume declined 20 percent in the first nine months of 1999. Refunding activity, which is the most interest-rate-sensitive component of supply, was down 50 percent.

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Letter to the Shareholders September 30, 1999 continued

                          10-YEAR BOND YIELDS 1994-1999

  DATE         MUNICIPAL YIELDS       U.S. TREASURY YIELDS       % RELATIONSHIP
  ----         ----------------       --------------------       --------------
December 1993        4.58                    5.79                     79.10
January 1994         4.46                    5.64                     79.08
February 1994        4.75                    6.13                     77.49
March 1994           5.42                    6.74                     80.42
April 1994           5.54                    7.04                     78.69
May 1994             5.44                    7.15                     76.08
June 1994            5.51                    7.32                     75.27
July 1994            5.36                    7.11                     75.39
August 1994          5.39                    7.17                     75.17
September 1994       5.60                    7.60                     73.68
October 1994         5.79                    7.81                     74.14
November 1994        6.07                    7.91                     76.74
December 1994        5.92                    7.82                     75.70
January 1995         5.73                    7.58                     75.59
February 1995        5.42                    7.20                     75.28
March 1995           5.34                    7.20                     74.17
April 1995           5.37                    7.05                     76.17
May 1995             5.06                    6.28                     80.57
June 1995            5.17                    6.20                     83.39
July 1995            5.06                    6.43                     78.69
August 1995          4.96                    6.28                     78.98
September 1995       4.90                    6.18                     79.29
October 1995         4.83                    6.02                     80.23
November 1995        4.75                    5.74                     82.75
December 1995        4.74                    5.57                     85.10
January 1996         4.69                    5.58                     84.05
February 1996        4.71                    6.10                     77.21
March 1996           5.02                    6.33                     79.30
April 1996           5.11                    6.67                     76.61
May 1996             5.24                    6.85                     76.50
June 1996            5.21                    6.71                     77.65
July 1996            5.16                    6.79                     75.99
August 1996          5.17                    6.94                     74.50
September 1996       5.08                    6.70                     75.82
October 1996         5.00                    6.34                     78.86
November 1996        4.79                    6.04                     79.30
December 1996        4.88                    6.42                     76.01
January 1997         5.04                    6.49                     77.66
February 1997        4.96                    6.55                     75.73
March 1997           5.17                    6.90                     74.93
April 1997           5.16                    6.72                     76.79
May 1997             5.01                    6.66                     75.23
June 1997            4.92                    6.50                     75.69
July 1997            4.61                    6.01                     76.71
August 1997          4.83                    6.34                     76.18
September 1997       4.70                    6.10                     77.05
October 1997         4.64                    5.83                     79.59
November 1997        4.69                    5.87                     79.90
December 1997        4.52                    5.74                     78.75
January 1998         4.42                    5.51                     80.22
February 1998        4.45                    5.62                     79.18
March 1998           4.55                    5.65                     80.53
April 1998           4.65                    5.67                     82.01
May 1998             4.55                    5.55                     81.98
June 1998            4.50                    5.45                     82.57
July 1998            4.54                    5.49                     82.70
August 1998          4.39                    4.98                     88.15
September 1998       4.25                    4.42                     96.15
October 1998         4.24                    4.61                     92.07
November 1998        4.29                    4.71                     91.01
December 1998        4.24                    4.65                     91.22
January 1999         4.13                    4.65                     88.80
February 1999        4.23                    5.29                     80.01
March 1999           4.34                    5.24                     82.79
April 1999           4.37                    5.35                     81.68
May 1999             4.54                    5.62                     80.78
June 1999            4.88                    5.78                     84.43
July 1999            4.84                    5.90                     82.03
August 1999          5.00                    5.97                     83.75
September 1999       4.99                    5.88                     84.86

Source: Bloomberg L.P.
*Double "A"-rated General Obligation Bonds


PERFORMANCE

For the six-month period ended September 30, 1999, Morgan Stanley Dean Witter Limited Term Municipal Trust posted a total return of -1.42 percent, compared to -2.16 percent for the Lehman Brothers 10-Year Municipal Bond Index and -1.61 percent for the Lipper Intermediate Municipal Debt Funds Index. Total return consisted of tax-free dividends totaling $0.19 per share and a decrease in net asset value from $10.34 to $10.00 per share.

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Letter to the Shareholders September 30, 1999 continued

   [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]



LARGEST SECTORS AS OF SEPTEMBER 30, 1999
(% OF NET ASSETS)

GENERAL OBLIGATION          14%
ELECTRIC                    13%
WATER & SEWER               12%
EDUCATION                    8%
MORTGAGE                     8%
IDR/PCR*                     6%
RESOURCE RECOVERY            6%
STUDENT LOAN                 6%
TRANSPORTATION               6%


*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.




CREDIT RATINGS AS OF SEPTEMBER 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA        37%
Aa or AA          40%
A or A            16%
Baa or BBB         2%
N/R                5%


AS MEASURED BY MOODY'S INVESTORS SERVICES, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.




                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               September 30, 1999


   Arizona ......................      2.0%
   Connecticut ..................      6.1
   Delaware .....................      4.1
   District of Columbia .........      2.0
   Georgia ......................      6.9
   Hawaii .......................      2.0
   Illinois .....................      2.0
   Kansas .......................      2.9
   Louisiana ....................      4.9
   Maryland .....................     12.0%
   Massachusetts ................      4.1
   Michigan .....................      1.0
   Minnesota ....................      4.1
   Montana ......................      4.1
   New Hampshire ................      2.0
   New Jersey ...................      2.0
   New York .....................     10.0
   Ohio .........................      2.0
   Pennsylvania .................      4.5%
   Puerto Rico ..................      1.0
   South Carolina ...............      2.0
   Tennessee ....................      6.2
   Texas ........................      5.6
   Virginia .....................      6.1
   Wisconsin ....................      6.1
   Joint Exemptions* ............     (6.1)
                                      ----
   Total ........................     99.6%
                                      ====


 ------------
 * Joint exemptions have been included in each geographic location. Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Letter to the Shareholders September 30, 1999 continued

PORTFOLIO STRUCTURE

As of September 30, 1999, intermediate-term municipal bonds represented 84 percent of the Fund's net assets. The Fund's short-term investment position increased from 9 percent to 15 percent of net assets during the six-month period. The portfolio was diversified among 13 long-term sectors and 34 separate issuers. The portfolio's average maturity was 6 years and its average duration, a measure of sensitivity to interest rate changes, was 4.9 years. Bonds subject to the alternative minimum tax (AMT) accounted for 22 percent of net assets. The portfolio maintained its high quality, with 77 percent of its bonds rated AA or AAA as measured by Standard & Poor's Corp. or Moody's Investors Service, Inc. The accompanying charts provide current information on the portfolio's credit quality and sector distribution.


LOOKING AHEAD

The recent interest rate moves by the Fed have confirmed its previously disclosed bias of becoming less accommodative in the face of continued strong domestic economic growth. We anticipate that the Fed may raise short-term interest rates further. However, we believe municipal bonds continue to offer long-term investors good value, especially in relation to Treasuries.

We appreciate your ongoing support of Morgan Stanley Dean Witter Limited Term Municipal Trust and look forward to continuing to serve your investment needs.



Very truly yours,

/S/ CHARLES A. FIUMEFREDDO                   /S/ MITCHELL M. MERIN
--------------------------                   ------------------------
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
Chairman of the Board                        President

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Fund Performance September 30, 1999


Average Annual Total Returns
----------------------------


Period Ended 9/30/99
--------------------
1 year                             (0.27)%(1)
5 years                             5.30 %(1)
Since Inception (7/12/93)           4.11 %(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.




---------------
(1) Figure shown assumes reinvestment of all distributions. There is no sales charge.

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Portfolio of Investments September 30, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON       MATURITY
 THOUSANDS                                                                                  RATE          DATE           VALUE
-----------                                                                              ----------    ----------   -------------
             TAX-EXEMPT MUNICIPAL BONDS (84.3%)
             General Obligation (14.1%)
 $  1,000    Connecticut, 1998 Ser C ....................................................  5.25%        10/15/11    $ 1,010,000
    1,000    Connecticut, 1998 Ser C ....................................................  5.25         10/15/12      1,002,470
    1,000    Chicago, Illinois, Emergency Telephone Refg (FGIC) .........................  5.00         01/01/09        992,620
    1,000    New Hampshire, Refg Ser 1998 A .............................................  5.25         10/01/10      1,011,670
    1,000    Massillon City School District, Ohio, Refg Ser 1994 (AMBAC) ................  4.70         12/01/05      1,004,300
      500    Puerto Rico, Public Improvement Ser 1998 ...................................  5.25         07/01/10        504,870
    1,500    Knox County, Tennessee, Public Improvement Ser 1998 ........................  5.25         04/01/13      1,481,445
 --------                                                                                                           -----------
    7,000                                                                                                             7,007,375
 --------                                                                                                           -----------
             Educational Facilities Revenue (8.2%)
    1,000    University of Delaware, Ser 1993 ...........................................  4.90         11/01/02      1,016,840
    2,000    University of Minnesota, Ser 1993 A ........................................  4.80         08/15/03      2,026,600
    1,000    New York State Dormitory Authority, State University Ser 1993 B ............  5.25         05/15/05      1,024,370
 --------                                                                                                           -----------
    4,000                                                                                                             4,067,810
 --------                                                                                                           -----------
             Electric Revenue (12.7%)
    1,000    Salt River Project Agricultural Improvement & Power District, Arizona,
              Refg Ser 1993  ............................................................  4.75         01/01/03      1,009,830
    1,505    Wyandotte County/Kansas City, Kansas, Utility Refg Ser 1998 (MBIA) .........  5.125        09/01/13      1,453,514
    2,000    Long Island Power Authority, Ser 1998 B (MBIA) .............................  5.125        04/01/11      1,982,020
    1,820    San Antonio, Texas, Electric & Gas Refg Ser 1994 ...........................  4.70         02/01/05      1,822,621
 --------                                                                                                           -----------
    6,325                                                                                                             6,267,985
 --------                                                                                                           -----------
             Hospital Revenue (4.0%)
    1,000    Maryland Health & Higher Educational Facilities Authority, Medlantic/Helix
              Issue Ser 1998 A (FSA) ....................................................  5.25         08/15/12        979,790
    1,000    Fairfax County Industrial Development Authority, Virginia, Inova Health
              System Foundation Refg Ser 1993 A .........................................  4.70         08/15/04      1,001,330
 --------                                                                                                           -----------
    2,000                                                                                                             1,981,120
 --------                                                                                                           -----------
             Industrial Development/Pollution Control Revenue (6.0%)
    1,000    Massachusetts Industrial Finance Agency, Eastern Edison Co Refg
              Ser 1993 ..................................................................  5.875        08/01/08        990,420
    2,000    Greenwood, Wisconsin, Land O'Lakes Inc (AMT) ...............................  5.50         09/01/03      2,001,240
 --------                                                                                                           -----------
    3,000                                                                                                             2,991,660
 --------                                                                                                           -----------
             Mortgage Revenue - Multi-Family (2.0%)
    1,000    Wisconsin Housing & Economic Development Authority, Ser 1993 B (AMT)........  5.10         11/01/03        998,280
 --------                                                                                                           -----------
             Mortgage Revenue - Single Family (5.9%)
    1,000    Connecticut Housing Finance Authority, 1993 Subser F-1 .....................  4.90         05/15/04      1,007,180
    2,000    Maryland Department of Housing & Community Development,
              1999 Third Ser (AMT) ......................................................  4.40         04/01/07      1,906,420
 --------                                                                                                           -----------
    3,000                                                                                                             2,913,600
 --------                                                                                                           -----------
             Public Facilities Revenue (1.0%)
      500    Michigan Building Authority, Refg 1998 Ser 1 ...............................  5.25         10/15/13        490,740
 --------                                                                                                           -----------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Portfolio of Investments September 30, 1999 (unaudited)  continued


 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE          VALUE
-----------                                                                            ------------  ----------   -------------
            Resource Recovery Revenue (6.1%)
  $ 1,000   Hempstead Industrial Development Agency, New York, American
             REF-FUEL Co of Hempstead Ser 1997 (MBIA) ................................... 5.00 %       12/01/09    $   992,070
    2,000   Northeast Maryland Waste Disposal Authority, Montgomery County
             Ser 1993 A (AMT) ........................................................... 5.50         07/01/01      2,029,820
  -------                                                                                                          -----------
    3,000                                                                                                            3,021,890
  -------                                                                                                          -----------
            Student Loan Revenue (6.2%)
    2,000   Montana Higher Education Student Assistance Corporation, Senior
             Ser 1993 B (AMT) ........................................................... 5.10         12/01/01      2,033,520
    1,000   South Carolina Education Assistance Authority, Ser 1993 A-1 (AMT) ........... 5.00         09/01/03      1,011,660
  -------                                                                                                          -----------
    3,000                                                                                                            3,045,180
  -------                                                                                                          -----------
            Transportation Facilities Revenue (6.0%)
    1,000   Delaware River & Bay Authority, Delaware & New Jersey, Ser 1993+ ............ 4.50         01/01/04        999,550
    1,000   Washington Metropolitan Area Transit Authority, District of Columbia,
             Maryland & Virginia, Refg Ser 1993 (FGIC)++ ................................ 4.90         01/01/05      1,010,530
    1,000   Houston, Texas, Airport Sub Lien 1998 Ser B (AMT) (FGIC) .................... 5.25         07/01/12        970,970
  -------                                                                                                          -----------
    3,000                                                                                                            2,981,050
  -------                                                                                                          -----------
            Water & Sewer Revenue (12.1%)
    1,000   Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC) ...................... 5.50         11/01/11      1,024,810
    1,000   City and County Honolulu, Hawaii, Wastewater Ser 1998 (FGIC) ................ 5.25         07/01/13        968,510
    1,000   Massachusetts Water Resources Authority, Ser 1993 C ......................... 5.25         12/01/06      1,023,300
      960   New York City Municipal Water Finance Authority, New York, Ser 1994 B ....... 5.125        06/15/04        982,272
    1,000   Pittsburgh Water & Sewer Authority, Pennsylvania, Refg Ser 1993 A
             (FGIC) ..................................................................... 4.60         09/01/03      1,006,590
    1,000   Southeastern Public Service Authority, Virginia, Regional Solid Waste
             Refg Ser 1993 A (MBIA) ..................................................... 4.70         07/01/04      1,005,520
  -------                                                                                                          -----------
    5,960                                                                                                            6,011,002
  -------                                                                                                          -----------
   41,785   TOTAL TAX-EXEMPT MUNICIPAL BONDS
  =======
            (Identified Cost $42,494,214)......................................................................     41,777,692
                                                                                                                   -----------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (15.3%)
    1,200   Delaware County Industrial Development Authority, Pennsylvania, British
             Petroleum Co Ser 1985 (Demand 09/01/99) .................................... 3.95*        12/01/09      1,200,000
    2,400   Hapeville Development Authority, Georgia, Hapeville Hotel Ltd Ser 1985
             (Demand 09/01/99) .......................................................... 3.95*        11/01/15      2,400,000
    2,400   East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1993
             (Demand 09/01/99) .......................................................... 3.90*        03/01/22      2,400,000
    1,600   Metropolitan Nashville Airport Authority, Tennesse, American Airlines Inc
             Refg Ser 1995 B (Demand 09/01/99) .......................................... 3.80*        10/01/12      1,600,000
  -------                                                                                                          -----------
    7,600   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
  =======
            (Identified Cost $7,600,000).......................................................................      7,600,000
                                                                                                                   -----------



                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Portfolio of Investments September 30, 1999 (unaudited)  continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                        VALUE
-----------                                                                   ------------
 $ 49,385    TOTAL INVESTMENTS (Identified Cost $50,094,214) (a).      99.6%   $49,377,692
 ========

             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...         0.4        206,764
                                                                      -----    -----------

             NET ASSETS .......................................       100.0%   $49,584,456
                                                                      =====    ===========

---------------
AMT   Alternative Minimum Tax.
+     Joint exemption in Delaware and New Jersey.
++    Joint exemption in District of Columbia, Maryland and Virginia.
*     Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $297,634 and the aggregate gross unrealized depreciation is $1,014,156, resulting in net unrealized depreciation of $716,522.



Bond Insurance:
---------------
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.








                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1999 (unaudited)


ASSETS:
Investments in securities, at value
  (identified cost $50,094,214)...........................   $49,377,692
Cash .....................................................       291,887
Receivable for:
   Interest ..............................................       629,905
   Shares of beneficial interest sold ....................         8,661
Prepaid expenses .........................................        34,503
                                                             ------------
TOTAL ASSETS .............................................    50,342,648
                                                             ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest repurchased ..............       658,010
  Investment management fee ..............................        19,904
  Dividends to shareholders ..............................        10,385
Accrued expenses .........................................        69,893
                                                             ------------
TOTAL LIABILITIES ........................................       758,192
                                                             ------------
NET ASSETS ...............................................   $49,584,456
                                                             ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................   $58,133,350
Net unrealized depreciation ..............................      (716,522)
Accumulated net realized loss ............................    (7,832,372)
                                                             ------------
  NET ASSETS .............................................   $49,584,456
                                                             ===========
NET ASSET VALUE PER SHARE,
  4,957,807 shares outstanding
  (unlimited shares authorized of $.01 par value).........   $     10.00
                                                             ===========


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Financial Statements, continued

STATEMENT OF OPERATIONS
For the six months ended September 30, 1999 (unaudited)


NET INVESTMENT INCOME:
INTEREST INCOME ...............................    $ 1,208,287
                                                   -----------
EXPENSES
Investment management fee .....................        129,033
Professional fees .............................         36,533
Shareholder reports and notices ...............         18,094
Registration fees .............................         15,507
Transfer agent fees and expenses ..............         14,269
Trustees' fees and expenses ...................          7,590
Custodian fees ................................          1,967
Other .........................................          4,596
                                                   -----------
   TOTAL EXPENSES .............................        227,589
Less: expense offset ..........................         (1,965)
                                                   -----------
   NET EXPENSES ...............................        225,624
                                                   -----------
   NET INVESTMENT INCOME ......................        982,663
                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................        217,460
Net change in unrealized appreciation .........     (1,930,090)
                                                   -----------
   NET LOSS ...................................     (1,712,630)
                                                   -----------
NET DECREASE ..................................    $  (729,967)
                                                   ===========


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                              FOR THE SIX        FOR THE YEAR
                                                             MONTHS ENDED           ENDED
                                                          SEPTEMBER 30, 1999    MARCH 31, 1999
                                                          ------------------    --------------
                                                              (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................       $   982,663          $ 2,181,163
Net realized gain ....................................           217,460              739,516
Net change in unrealized appreciation ................        (1,930,090)            (312,924)
                                                             -----------          -----------
   NET INCREASE (DECREASE) ...........................          (729,967)           2,607,755
Dividends from net investment income .................          (982,663)          (2,181,163)
Net increase (decrease) from transactions in shares of
  beneficial interest ................................        (7,350,434)             720,864
                                                             -----------          -----------
   NET INCREASE (DECREASE) ...........................        (9,063,064)           1,147,456
NET ASSETS:
Beginning of period ..................................        58,647,520           57,500,064
                                                             -----------          -----------
   END OF PERIOD .....................................       $49,584,456          $58,647,520
                                                             ===========          ===========


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Notes to Financial Statements September 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Limited Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund seeks to achieve this objective by investing primarily in intermediate term, investment grade municipal securities. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Notes to Financial Statements September 30, 1999 (unaudited) continued

and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the Fund's net assets determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1999 aggregated $1,402,140 and $11,375,143, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,100. At September 30, 1999, the Fund had an accrued pension liability of $33,823 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Notes to Financial Statements September 30, 1999 (unaudited) continued

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                 FOR THE SIX                          FOR THE YEAR
                                                 MONTHS ENDED                            ENDED
                                              SEPTEMBER 30, 1999                     MARCH 31, 1999
                                      ----------------------------------   ----------------------------------
                                                 (unaudited)
                                           SHARES            AMOUNT             SHARES            AMOUNT
                                      ---------------   ----------------   ---------------   ----------------
Sold ..............................       1,555,766      $ 15,718,836         3,554,302      $ 36,852,846
Reinvestment of dividends .........          73,463           744,885           166,102         1,716,817
                                          ---------      ------------         ---------      ------------
                                          1,629,229        16,463,721         3,720,404        38,569,663
Repurchased .......................      (2,342,551)      (23,814,155)       (3,654,764)      (37,848,799)
                                         ----------      ------------        ----------      ------------
Net increase (decrease) ...........        (713,322)     $ (7,350,434)           65,640      $    720,864
                                          =========      ============         =========      ============


5. FEDERAL INCOME TAX STATUS

At March 31, 1999, the Fund had a net capital loss carryover of approximately $8,050,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through March 31 of the following years:




                            AMOUNT IN THOUSANDS
                     ---------------------------------
                        2003        2004       2005
                     --------      ------      ----
                     $  3,882      $3,941      $227
                     ========      ======      ====

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                         FOR THE SIX
                                                         MONTHS ENDED
                                                      SEPTEMBER 30, 1999
                                                     -------------------
                                                        (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............     $10.34
                                                        -------
Income (loss) from investment operations:
 Net investment income .............................       0.19
 Net realized and unrealized gain (loss) ...........      (0.34)
                                                        -------
Total income (loss) from investment operations .....      (0.15)
                                                        -------
Less dividends from net investment income ..........      (0.19)
                                                        -------
Net asset value, end of period .....................     $10.00
                                                        =======
TOTAL RETURN+ .....................................       (1.42)%(2)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................       0.88 %(1)(3)
Net investment income ..............................       3.81 %(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............    $49,584
Portfolio turnover rate ............................          3 %(2)



                                                                             FOR THE YEAR ENDED MARCH 31,
                                                     ----------------------------------------------------------------------------
                                                           1999           1998          1997             1996            1995
                                                     ---------------- ----------- ---------------- ---------------- -------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............      $10.26        $9.91          $9.95            $9.56           $9.61
                                                          ------        -----          -----            -----           -----
Income (loss) from investment operations:
 Net investment income .............................        0.39         0.40           0.40             0.41            0.42
 Net realized and unrealized gain (loss) ...........        0.08         0.35          (0.04)            0.39           (0.05)
                                                          ------        -----          -----            -----           -----
Total income (loss) from investment operations .....        0.47         0.75           0.36             0.80            0.37
                                                          ------        -----          -----            -----           -----
Less dividends from net investment income ..........       (0.39)       (0.40)         (0.40)           (0.41)          (0.42)
                                                          ------        -----          -----            -----           -----
Net asset value, end of period .....................      $10.34       $10.26          $9.91            $9.95           $9.56
                                                          ======       ======          =====            =====           =====
TOTAL RETURN+ ......................................        4.68%        7.70%          3.65%            8.42%           4.01%
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................        0.86%(1)     0.83%          0.88%(1)         0.87%(1)        0.76%
Net investment income ..............................        3.75%        3.92%          3.99%            4.09%           4.41%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............     $58,648      $57,500        $61,098          $72,766         $85,499
Portfolio turnover rate ............................          29%           -              -                -               2%

-------------

+ Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%.
(2)  Not annualized.
(3)  Annualized.

                       See Notes to Financial Statements

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanely Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.





MORGAN STANLEY
DEAN WITTER
LIMITED TERM
MUNICIPAL TRUST


SEMIANNUAL REPORT
SEPTEMBER 30, 1999